INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

12 INCOME TAXES

        Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date, and any adjustment to tax payable in respect of previous years. Any penalties or interests relating to income tax claims or litigations are included within income tax expense.

        Income tax expense consisted of the following for the years ended December 31:

	2017	2016	2015
Current income taxes
Current year	397	615	712
Adjustments in respect of previous years	(28)	(3)	38

Total current income taxes	369	612	750
Deferred income taxes
Origination / reversal of temporary differences	(166)	(217)	(782)
Changes in tax rates	10	(7)	24
Current year tax losses unrecognized	153	172	207
Recognition / utilization of previously unrecognized tax losses or tax credits	—	(15)	(23)
Derecognition of previously recognized tax losses	—	95	32
Expiration of tax losses	—	2	—
Write off deferred tax assets	20	—	7
Adjustments in respect of previous years	86	—	6
Other	—	(7)	(1)

Total deferred tax expense	103	23	(530)

Income tax expense	472	635	220

EFFECTIVE TAX RATE

        The table below outlines the reconciliation between the statutory tax rate in the Netherlands (25%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2017	2016	2015
(Loss) / profit before tax from continued operations	(24)	347	(595)
Income tax benefit at statutory tax rate (25.0%)	(6)	87	(148)
Difference due to the effects of:
Different tax rates in different jurisdictions	(90)	152	(76)
Non-deductible expenses	216	89	320
Non-taxable income	(35)	(81)	(11)
Adjustments in respect of previous years	52	(3)	44
Movement in (un)recognized deferred tax assets	173	247	230
Withholding taxes	123	62	(179)
Tax claims	25	59	5
Change in income tax rate	10	(7)	28
Minimum taxes and other	4	30	7

Income tax expense	472	635	220

Effective tax rate	– 1,966.7%	183.0%	– 37.0%

EXPLANATORY NOTES TO THE EFFECTIVE TAX RATE

Different tax rates in different jurisdictions

        Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25%. In 2017 and 2015, the effective tax rate was positively impacted by taxable income recognized in jurisdictions in which income tax rates are lower than 25%. In 2016, the effective tax rate was negatively impacted by higher taxable income recognized in jurisdictions with higher income tax rates.

Non-deductible expenses

        In 2017, the Group incurred non-deductible expenses primarily in Luxembourg (US$96) and Russia (US$91), in respect of share of loss of joint ventures and associates and impairment of joint ventures and associates. In addition, GTH incurred non-deductible financial and business expenses (US$20).

        The 2016 non-deductible expenses mainly relate to GTH (US$24), and our operations in Pakistan (US$20) and Tajikistan (US$18). The main item of GTH non-deductible expenses in the amount of US$24 represents a legal provision due to the Iraqna case (refer to Note 22). The non-deductible expenses of US$20 within Pakistan mainly relate to permanent differences due to Final Tax Regime ("FTR") on mobile financial services and site sharing expenses. The FTR is a final tax liability on source income arising from sales, contracts and import of goods and services. Therefore, expenses incurred in deriving such income are treated as non-deductible. For Tajikistan, the non-deductible expenses mainly relate to on-charged intercompany expenses.

        The 2015 non-deductible expenses mainly relate to the provision recognized regarding the Uzbekistan investigations (Note 22) being non-tax deductible (US$199 tax impact), non-deductible interest expenses recorded in Egypt and non-deductible impairment losses.

Non-taxable income

        In 2017, the Group recognized a non-taxable gain pertaining to indemnification from a past business acquisition (see Note 11), which had a positive impact on the effective tax by US$17.

        In addition, the Group recognizes permanent differences for non-taxable income in Pakistan under the FTR.

Movement in (un)recognized deferred tax assets

        In 2017, the effective tax rate was impacted by tax losses for which no deferred tax asset was recognized, primary within holding entities in the Netherlands (US$109) and in GTH (US$35), as well as other subsidiaries across the Group (US$10).

        In addition, deferred tax assets of US$20 previously recognized within holding entities in Luxembourg were written off during the year.

        In 2016, the effective tax rate was impacted by a US$247 change in recognition of deferred tax assets resulting mainly from tax losses for which no deferred tax asset was recognized in the Netherlands. Furthermore, WIND Telecom SpA had tax losses for which a deferred tax asset had been recognized of US$95. As a result of the Italy Joint Venture we will no longer be able to offset these losses against future profits of our Italian operating company, as a consequence the deferred tax asset of US$95 was written down. At the same time, Bangladesh starts to be profit making and utilizing its tax losses. During 2016, the (positive) results of Bangladesh have been monitored closely. As there were sufficient arguments to start recognizing some of the deferred tax assets on losses, an amount of US$21 was recognized as of December 31, 2016.

        In 2015, the effective tax rate was impacted by a US$220 change in recognition of deferred tax assets resulting mainly from tax losses for which no deferred tax asset was recognized in Georgia, Egypt and the Netherlands and a re-measurement of deferred tax asset on previous year tax losses in Luxembourg.

Adjustments in respect of previous years

        In 2017, updated tax positions in respect of prior years for Bangladesh and Russia had the effect of increasing tax expense by a net amount of US$58.

        In 2016, the effect of prior year adjustments of US$3 decreased the effective tax rate and mainly relate to Luxembourg for an amount of US$3 due to adjustment in carry forward losses arising due to filing to annual tax return.

        In 2015, the effect of prior year adjustments of US$44 increased the effective tax rate and mainly relate to the settlement with the Algerian government, resulting in a tax charge of US$24.

Withholding taxes

        In 2017, the expense related to withholding taxes amounted to US$123, of which US$53 relate to a dividend from the Company's wholly-owned subsidiary in Russia of US$1,060, which is expected to be paid in 2018. Furthermore, it is expected that Algeria and Pakistan will distribute dividends subject to withholding tax in the foreseeable future, resulting in an increase in accruals in 2017 by US$59, whilst the remaining amount relates primarily to withholding taxes in respect of subsidiaries within the Eurasia region.

        In 2016, the expense related to withholding taxes amounted to US$62. US$25 of such withholding taxes relate to amounts due as a result of a dividend from Russia of US$500 to be paid in 2017. The withholding tax on dividends at CIS level mainly relates to withholding taxes on a dividend from Kyrgyzstan that increased due to expected future dividend distributions during 2017. Furthermore, it is expected that Algeria and Pakistan will distribute dividends being subject to withholding tax in the foreseeable future resulting in an increase in accruals in 2016.

        In 2015, the effect of withholding taxes on undistributed earnings resulted in a tax benefit of US$179. The amount includes a tax benefit of US$61 relating to a release of accrued Russian withholding taxes on dividends that will be distributed and a release of accrued withholding taxes for the Algerian capital gain taxes and distributed dividends (US$59).

Tax claims

        In 2017, tax claims relate primarily to increases in uncertain income tax positions in Russia and GTH, offset by a reversal in Tajikistan, resulting in a net impact on income tax expense of US$24 (see also Note 22).

Change in income tax rate

        In 2017, the effective tax rate of the Group was impacted by changes in tax rates, primarily a decrease in the nominal tax rate in Pakistan (from 31% to 30% in 2017), resulting in a total tax benefit of US$9.

        In 2016, changes in income tax rates of US$7 decreased the effective tax rate. The nominal tax rate decreased in Pakistan (from 32% to 31% in 2016).

        In 2015, the increase of the effective tax rate was mainly caused by the nominal tax rate increase in Uzbekistan (from 7.5% to 53% as from 2016).

DEFERRED TAXES

        The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2017	2016
Deferred tax assets	272	343
Deferred tax liabilities	(376)	(331)

Net deferred tax position	(104)	12

        The following table shows the movements of the deferred tax assets and liabilities in 2017:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Tax rate changes	Closing balance
Property and equipment, net	(420)	(6)	—	(13)	(4)	—	(443)
Intangible assets, net	(166)	—	—	(4)	5	—	(165)
Trade receivables	30	19	—	(4)	(9)	—	36
Other assets	(3)	(12)	—	1	6	—	(8)
Provisions	29	3	—	(3)	4	—	33
Long-term debt	25	(6)	—	(7)	1	—	13
Accounts payable	94	38	—	28	(27)	—	133
Other liabilities	53	(27)	—	(33)	30	—	23
Other movements and temporary differences	23	(24)	—	—	—	—	(1)
Deferred subnational income taxes and other	(1)	2	—	4	(4)	—	1
Withholding tax on distributed earnings	(73)	(43)	—	1	(1)	—	(116)

	(409)	(56)	—	(30)	1	—	(494)
Tax losses and other balances carried forwards	2,270	(47)	—	197	(50)	—	2,370
Non-recognized deferred tax assets on losses and credits	(1,822)	—	—	(158)	—	—	(1,980)
Non-recognized deferred tax assets on temporary differences	(27)	—	—	27	—	—	—

Net deferred tax positions	12	(103)	—	36	(49)	—	(104)

        The movement in the net deferred tax position in 2017 primarily relates to WHT deferred liability on increased dividends from Pakistan and Russia.

        The following table shows the movements of the deferred tax assets and liabilities in 2016:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Changes in composition of the group	Other comprehensive & other	Currency translation	Tax rate changes	Closing balance
Property and equipment, net	(499)	32	74	26	(54)	1	(420)
Intangible assets, net	(228)	32	(3)	37	(3)	(1)	(166)
Trade receivables	21	13	—	(1)	(3)	—	30
Other assets	(5)	3	—	—	(1)	—	(3)
Provisions	23	3	3	(1)	1	—	29
Long-term debt	9	9	—	(1)	8	—	25
Accounts payable	71	8	—	1	14	—	94
Other liabilities	45	7	1	(2)	2	—	53
Other movements and temporary differences	20	—	—	1	1	—	23
Deferred subnational income taxes and other	(2)	1	(2)	2	—	—	(1)
Withholding tax on distributed earnings	(45)	(26)	—	—	(2)	—	(73)

	(590)	82	73	62	(37)	—	(409)
Tax losses and other balances carried forwards*	2,613	(89)	233	(14)	(298)	(174)	2,270
Non-recognized deferred tax assets on losses and credits *	(2,263)	—	—	(44)	311	174	(1,822)
Non-recognized deferred tax assets on temporary differences	(14)	(16)	—	—	3	—	(27)

Net deferred tax positions	(254)	(23)	306	4	(21)	—	12

*           The deferred tax movements in other comprehensive income in 2016 relates to non-recognized deferred tax asset on losses of US$3 for Wind Telecom S.p.A.

        The movement in net deferred tax position mainly relates to recognition of losses for Pakistan due to the acquisition of Warid. As of December 31, 2016, the amount of deductible temporary differences for which no deferred tax asset was recognized amounted to US$27 for Georgia.

        VEON recognizes a deferred tax asset for the carry forward of unused tax losses and other carry forwards to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2017	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Tax losses expiry
Recognized losses	(347)	(12)	—	(833)	(1,192)
Recognized DTA	85	3	—	234	322
Non-recognized losses	(420)	(2,639)	—	(6,396)	(9,455)
Non-recognized DTA	95	660	—	1,232	1,987

As of December 31, 2017	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Other credits carried forwards expiry
Recognized credits	(68)	—	—	—	(68)
Recognized DTA	68	—	—	—	68
Non-recognized credits	—	—	—	—	—
Non-recognized DTA	—	—	—	—	—

As of December 31, 2016	0 - 5 years	6 - 10 years	More than 10 years	Indefinite	Total
Tax losses expiry
Recognized losses	(47)	—	—	(1,223)	(1,270)
Recognized DTA	—	9	—	402	411
Non-recognized losses	(1,016)	(2,148)	—	(5,137)	(8,301)
Non-recognized DTA	237	537	—	1,003	1,777
Other credits carried forwards expiry
Recognized credits	(37)	—	—	—	(37)
Recognized DTA	37	—	—	—	37
Non-recognized credits	—	—	—	(187)	(187)
Non-recognized DTA	—	—	—	45	45

        Losses mainly relate to our holding entities in Luxembourg (2017: US$6,532, 2016: US$5,126) and the Netherlands (2017: US$2,474, 2016: US$2,148), of which US$28 (2016: US$80) is recognized in the consolidated statement of financial position.

        VEON reports the tax effect of the existence of undistributed profits that will be distributed in the foreseeable future. The Company has a deferred tax liability of US$116 (2016: US$73) relating to the tax effect of the undistributed profits that will be distributed in the foreseeable future, primarily in relation to its Russian, Algerian and Pakistan operations.

        At December 31, 2017, undistributed earnings of VEON's foreign subsidiaries (outside the Netherlands) which are indefinitely invested and will not be distributed in the foreseeable future, amounted to US$6,833 (2016: US$8,495). Accordingly, no deferred tax liability is recognized for this amount of undistributed profits.

TAXES RECORDED OUTSIDE THE INCOME STATEMENT

        In 2017, a current tax charge and a deferred tax benefit of US$6 and US$102, respectively, was reported outside of the income statement in respect of foreign exchange losses for intercompany loans between our subsidiaries in Uzbekistan and Russia, denominated in U.S. dollars, recognized directly in equity.

        In addition, the Company recorded a net deferred tax charge of nil in respect of cash flow hedge movements recognized directly in equity in 2017 (2016: US$5, 2015: US$5).

        In 2015, the amount of current and deferred taxes recorded outside of the income statement amounts to US$348 comprising of US$345 current tax charge and US$(3) deferred tax charge. The current tax charge mainly relates to the Algerian capital gain tax of US$428, of which US$350 was recognized directly in equity.

INCOME TAX ASSETS

        The Company reported both current and non-current income tax assets, totaling US$258 (2016: US$194). These tax assets mainly relate to advance tax payments in Pakistan, Bangladesh and Ukraine which can only be offset against income tax liabilities in fiscal periods subsequent to balance sheet date.

ACCOUNTING POLICIES

Income taxes

        Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax.

        In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

Uncertain tax positions

        The Group's policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group's estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company's subsidiaries will be subject to a review or audit by the relevant tax authorities. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer Note 22 and Note 26, respectively, for further details regarding provisions recognized and risks and uncertainties). Such uncertain tax positions are accounted for in accordance with IAS 12 'Income Taxes' or IAS 37 'Provisions, Contingent Liabilities and Contingent Assets' depending on the type of tax in question.

Deferred taxation

        Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company's financial statements.

SOURCE OF ESTIMATION UNCERTAINTY

Deferred tax assets and uncertain tax positions

        Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group's foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.

        Uncertain tax positions are recognized when it is probable that a tax position will not be sustained, and the amount can be reliably measured. The expected resolution of uncertain tax positions is based upon management's judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.

        See also Note 26 for further information.